Accounting Policies - Securities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Held-to-Maturity Securities [Line Items]
Debt securities, held-to-maturity, allowance for credit loss	$ 168,000	$ 0
U.S. agency
Schedule of Held-to-Maturity Securities [Line Items]
Debt securities, held-to-maturity, allowance for credit loss	0
U.S. agency commercial mortgage-backed
Schedule of Held-to-Maturity Securities [Line Items]
Debt securities, held-to-maturity, allowance for credit loss	0
U.S. agency residential mortgage-backed
Schedule of Held-to-Maturity Securities [Line Items]
Debt securities, held-to-maturity, allowance for credit loss	$ 0